Fair Values of Credit Substitutes (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Total	₨ 1,504,412.8	$ 24,144.1	₨ 908,824.3
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total	1,478,411.7	23,726.6	891,679.9
Debt securities, other than asset and mortgage-backed securities | Fair Values Of Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Pass	195,058.9	3,130.5	55,867.2
Impaired-gross balance	0.0	0.0	9,944.5
Less: amounts provided for other than temporary impairments	0.0	0.0	664.6
Impaired credit substitutes, net	0.0	0.0	9,279.9
Total	₨ 195,058.9	$ 3,130.5	₨ 65,147.1